FAIR VALUE MEASUREMENTS (Details 3) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Impairment of intangible assets	0
Fair value of notes payable, including the current portion			96,222
Fair value of bank loans and other debt, including the current portion	7,564		19,435
Significant observable inputs (Level 1)
FAIR VALUE MEASUREMENTS
Fair value of notes payable, including the current portion	106,668		96,222
Significant other observable inputs (Level 2)
FAIR VALUE MEASUREMENTS
Fair value of bank loans and other debt, including the current portion	116,356		162,914
Uzdunrobita
FAIR VALUE MEASUREMENTS
Asset Impairment Charges		20,037